Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net profit for the year	S/ 1,800,179	S/ 383,549	S/ 1,450,115
Plus (minus) adjustments to net profit
Impairment loss on loans, net of recoveries	381,577	2,393,944	750,811
(Recovery) loss due to impairment of financial investments	(30,898)	32,904	6,790
Depreciation and amortization	279,690	268,750	262,015
Provision for sundry risks	14,872	4,918	3,872
Provision for asset seized			355
Deferred Income Tax	205,752	(308,067)	38,554
Net gain on sale of financial investments	(288,923)	(185,383)	(112,215)
Net gain from derecognition of financial assets at amortized cost		0	(8,474)
Net gain of financial assets at fair value through profit or loss	(24,800)	(165,883)	(103,210)
Net gain for valuation of investment property	(21,969)	(5,438)	(54,493)
Translation result	89,320	45,723	(17,770)
Net loss on sale of investment property			7,164
(Increase) decrease in accrued interest receivable	(16,108)	(207,474)	3,222
(Decrease) increase in accrued interest payable	(63,839)	(13,692)	48,307
Net changes in assets and liabilities
Net increase in loans	(2,949,964)	(5,663,256)	(4,938,144)
Net increase in other accounts receivable and other assets	(199,227)	(129,457)	(262,882)
Net (increase) decrease in restricted funds	(75,308)	620,292	15,240
Increase in deposits and obligations	1,893,763	9,138,664	4,373,366
(Decrease) increase in due to banks and correspondents	(1,138,320)	5,672,189	(320,775)
Increase in other accounts payable, provisions and other liabilities	2,430,391	1,724,913	841,334
Income Tax paid	(280,412)	(379,963)	(413,001)
(Increase) decrease of investments at fair value through profit or loss	(659,972)	(233,680)	98,583
Net cash provided by operating activities	1,345,804	12,993,553	1,668,764
Cash flows from investing activities
Net (purchase) sale of investments at fair value through other comprehensive income and at amortized cost	(1,911,799)	(3,737,749)	145,888
Purchase of property, furniture and equipment	(87,282)	(52,371)	(68,185)
Purchase of intangible assets	(170,528)	(196,056)	(142,539)
Purchase of investment property	(156,892)	(61,243)	(60,865)
Sale of investment property			129,800
Net cash (used in) provided by investing activities	(2,326,501)	(4,047,419)	4,099
Cash flows from financing activities
Dividends paid	(633,853)	(698,228)	(654,464)
Issuance of bonds, notes and other obligations		1,150,000	2,255,551
Payments of bonds, notes and other obligations	(91,000)	(837,400)	(1,678,604)
Net (increase) decrease in receivable inter-bank funds	(11,897)	66,901	410,031
Net (decrease) increase in payable inter-bank funds	(30,945)	(140,167)	169,138
Initial Public Offering, net of related expenses			684,125
Purchase of treasury stock, net	(594)	(2,573)	(196)
Dividend payments to non-controlling interest	(30)	(2,202)	(3,245)
Lease payments	(93,379)	(89,162)	(117,463)
Net cash (used in) provided by financing activities	(861,698)	(552,831)	1,064,873
Net (decrease) increase in cash and cash equivalents	(1,842,395)	8,393,303	2,737,736
Translation gain (loss) on cash and cash equivalents	112,787	(99,113)	26,931
Cash and cash equivalents at the beginning of the year	18,145,919	9,851,729	7,087,062
Cash and cash equivalents at the end of the year, Note 3.4(ag)	16,416,311	18,145,919	9,851,729
Cash paid by -
Interest	988,315	1,108,310	1,285,163
Dividends	634,181	700,660	658,117
Income Tax	280,412	379,963	425,651
Cash received from -
Interest	4,483,746	4,349,828	4,772,616
Dividends	S/ 108,931	S/ 111,097	S/ 83,977